Net Income (Loss) per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share
The numerators and denominators of the basic and diluted net income (loss) per share were computed for the periods presented as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
Numerator:
Net income (loss)	$(17,293)	$(7,674)
Denominator:
Weighted average shares outstanding – basic and diluted	62,690,869	37,200,000
Basic and diluted net income (loss) per share	$(0.28)	$(0.21)

The numerators and denominators of the basic and diluted net income (loss) per share were computed for the periods presented as follows:

	Successor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020
Numerator:
Net income (loss)	$(61,537)	$(14,374)
Denominator:
Weighted average shares outstanding – basic and diluted	45,082,544	37,200,000
Basic and diluted net income (loss) per share	$(1.36)	$(0.39)